Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of operating lease assets and liabilities
The following table provides a summary of operating lease assets and liabilities as of December 31, 2019 (in thousands):

Assets
Operating lease right-of-use assets	$5,618
Liabilities
Operating lease liabilities	2,331
Operating lease liabilities, non-current	18,196
Total operating lease liabilities	$20,527

Schedule of remaining maturities of operating lease liabilities
Remaining maturities of operating lease liabilities as of December 31, 2019 are as follows (in thousands):

Years ending December 31,
2020	$3,474
2021	2,969
2022	3,033
2023	3,097
2024	3,165
Thereafter	10,108
Total future minimum lease payments	$25,846
Less: imputed interest	$(5,319)
Total operating lease liabilities	$20,527

Schedule of future minimum lease payments
Future minimum lease payments under ASC 840 for non-cancellable operating leases as of December 31, 2018 was as follows (in thousands):

Years ending December 31,
2019	$2,889
2020	3,474
2021	2,969
2022	3,033
2023	3,097
Thereafter	13,424
Total future minimum lease payments	$28,886